RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.  RELATED PARTY TRANSACTIONS:

On January 27, 2022, we sold an aggregate of 28,572 shares of our common stock at a purchase price of $70.00 per share to Octopus Titan VCT plc and Octopus Investments Nominees Limited in accordance with the Letter Agreement, dated as of February 23, 2021, between the Company and Octopus Titan VCT plc and certain related parties. During the year ended December 31, 2022, the Company reimbursed an owner for legal fees and other expenses as a result of the Octopus Share Purchase. The reimbursement of these fees for services resulted in an expense of $11 thousand for the year ended December 31, 2022 and there was zero payable as of December 31, 2022.